Note 5 - Vessels, Net (Details) (USD $)	12 Months Ended					1 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Jul. 31, 2013	May 26, 2014
Note 5 - Vessels, Net (Details) [Line Items]
Sales Commission Percentage							4.00%
Gain (Loss) on Disposition of Property Plant Equipment		$ (1,935,019)	$ (8,568,234)
Payments to Acquire Property, Plant, and Equipment	21,323,935	5,978,062
Earnings Per Share, Basic and Diluted (in Dollars per share)	$ (0.35)	$ (2.28)	$ (0.34)
Number of Vessels		20
Asset Impairment Charges	3,500,000	78,207,462
Average Scrapping Age of Containerships [Member] | Containerships [Member] | Maximum [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life		22 years	24 years	30 years	30 years
M/V Anking [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Number of Vessels Disposed or Sold						2
Proceeds from Sale of Long Term Asset						3,569,277
Gain (Loss) on Disposition of Property Plant Equipment						(3,191,678)
M/V Irini [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Proceeds from Sale of Long Term Asset							3,753,541
Gain (Loss) on Disposition of Property Plant Equipment							1,256,659
M/V Joanna [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Number of Vessels Acquired							1
Payments to Acquire Property, Plant, and Equipment							5,978,062
M/V Eirini P [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Number of Vessels Acquired								1
Payments to Acquire Property, Plant, and Equipment								21,323,935
Mid-cycle Condition Containerships [Member] | Maximum [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life		30 years
Mid-cycle Condition Containerships [Member] | Minimum [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life		25 years
Vessels [Member] | Service Life [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Depreciation, Depletion and Amortization	2,500,000	3,400,000
Earnings Per Share, Basic and Diluted (in Dollars per share)	$ 0.05	$ 0.08
Vessels [Member] | Minimum [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years
M/V Aristides [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Earnings Per Share, Basic and Diluted (in Dollars per share)	$ (0.06)
Asset Impairment Charges	3,500,000
Containerships [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Earnings Per Share, Basic and Diluted (in Dollars per share)		$ 1.72
Number of Vessels		9
Asset Impairment Charges		$ 78,200,000
Payable to Manager [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Sales Commission Percentage							1.00%